Vanguard S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.1%)
Communication Services (2.7%)
*	Vonage Holdings Corp.	198,720	1,914
*	Iridium Communications Inc.	79,883	1,837
	Shenandoah Telecommunications Co.	32,733	1,722
	Scholastic Corp.	48,723	1,432
*	Cincinnati Bell Inc.	79,956	1,178
	ATN International Inc.	17,275	1,026
	Meredith Corp.	63,669	951
*	Consolidated Communications Holdings Inc.	114,042	691
	Marcus Corp.	36,598	493
	EW Scripps Co. Class A	45,614	396
	Spok Holdings Inc.	27,773	285
	Gannett Co. Inc.	208,115	273
			12,198
Consumer Discretionary (14.1%)
*	Capri Holdings Ltd.	240,506	3,617
[1]	Macy's Inc.	490,153	3,117
	Strategic Education Inc.	16,375	2,778
	Wolverine World Wide Inc.	128,303	2,687
	Big Lots Inc.	61,935	2,400
*	Stamps.com Inc.	11,322	2,243
	Office Depot Inc.	867,513	2,143
	Cooper Tire & Rubber Co.	79,509	2,046
	Core-Mark Holding Co. Inc.	72,306	2,023
*,1	iRobot Corp.	25,083	1,849
	Group 1 Automotive Inc.	27,735	1,746
*	Meritage Homes Corp.	24,563	1,707
	Sturm Ruger & Co. Inc.	26,320	1,641
*	Dorman Products Inc.	21,272	1,487
	Standard Motor Products Inc.	32,040	1,363
	Monro Inc.	23,187	1,278
*	American Axle & Manufacturing Holdings Inc.	178,435	1,269
	Abercrombie & Fitch Co. Class A	99,519	1,156
	Oxford Industries Inc.	27,030	1,152
*	Gentherm Inc.	27,028	1,100
*	Asbury Automotive Group Inc.	15,031	1,086
	Kontoor Brands Inc.	73,985	1,082
*	Perdoceo Education Corp.	62,592	1,019
	Sonic Automotive Inc. Class A	38,497	1,012
	La-Z-Boy Inc.	38,279	985
[1]	Children's Place Inc.	23,014	958
*	Vista Outdoor Inc.	91,984	893

		Shares	Market Value ($000)
[1]	Signet Jewelers Ltd.	82,924	875
*	American Public Education Inc.	24,430	768
*	G-III Apparel Group Ltd.	68,254	705
*	M/I Homes Inc.	20,935	701
*	Century Communities Inc.	23,421	692
	BJ's Restaurants Inc.	30,408	660
	Guess? Inc.	67,430	645
*	MarineMax Inc.	33,911	645
*	Garrett Motion Inc.	119,025	615
	PetMed Express Inc.	15,318	553
	Designer Brands Inc. Class A	87,222	535
	Bloomin' Brands Inc.	44,005	502
	Haverty Furniture Cos. Inc.	28,756	497
*	Motorcar Parts of America Inc.	30,153	477
*,1	Michaels Cos. Inc.	120,458	465
	Caleres Inc.	64,798	465
*	Lumber Liquidators Holdings Inc.	45,492	452
	Ethan Allen Interiors Inc.	38,938	440
*,1	GameStop Corp. Class A	104,940	426
*	Genesco Inc.	22,567	417
*	Regis Corp.	38,480	405
	Shoe Carnival Inc.	14,159	368
	Cato Corp. Class A	34,446	334
*	Unifi Inc.	23,088	317
*	Monarch Casino & Resort Inc.	7,345	295
*	Red Robin Gourmet Burgers Inc.	20,440	283
*	Cooper-Standard Holdings Inc.	26,648	280
	Dave & Buster's Entertainment Inc.	20,947	276
	Movado Group Inc.	25,912	272
*	Fiesta Restaurant Group Inc.	32,224	265
*	Hibbett Sports Inc.	13,229	256
	Chico's FAS Inc.	187,776	254
	Tupperware Brands Corp.	77,886	252
	Buckle Inc.	16,739	236
*	Fossil Group Inc.	73,588	224
*	Conn's Inc.	30,529	220
*	America's Car-Mart Inc.	2,747	219
*	Express Inc.	106,700	209
*	El Pollo Loco Holdings Inc.	14,488	201
*	Vera Bradley Inc.	37,088	195
	Ruth's Hospitality Group Inc.	15,250	124
*	Liquidity Services Inc.	21,574	123
[1]	Tailored Brands Inc.	79,885	103
*	Barnes & Noble Education Inc.	61,714	96
			63,179
Consumer Staples (4.4%)
	B&G Foods Inc.	101,606	2,359
*	Central Garden & Pet Co. Class A	63,701	2,182
*	Cal-Maine Foods Inc.	48,053	2,141
	Universal Corp.	39,378	1,735
*	USANA Health Sciences Inc.	19,887	1,685
*	United Natural Foods Inc.	84,636	1,659
	SpartanNash Co.	57,690	1,235
	Fresh Del Monte Produce Inc.	48,007	1,195
	PriceSmart Inc.	19,797	1,077
	Vector Group Ltd.	65,630	750
	Andersons Inc.	51,669	670
	Calavo Growers Inc.	11,393	667

		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	40,469	599
*	Central Garden & Pet Co.	15,575	571
*,1	National Beverage Corp.	9,628	549
	MGP Ingredients Inc.	11,843	444
*	Seneca Foods Corp. Class A	10,893	397
			19,915
Energy (5.4%)
	Helmerich & Payne Inc.	170,666	3,435
*	Southwestern Energy Co.	858,643	2,584
	Range Resources Corp.	331,205	1,984
*,1	Renewable Energy Group Inc.	61,744	1,757
*	Dril-Quip Inc.	57,358	1,743
	Archrock Inc.	203,065	1,289
	Patterson-UTI Energy Inc.	300,460	1,109
*	Oceaneering International Inc.	157,031	1,008
*	PDC Energy Inc.	75,517	920
	Core Laboratories NV	42,980	869
*	ProPetro Holding Corp.	130,265	645
	SM Energy Co.	167,705	590
*	Bonanza Creek Energy Inc.	29,519	499
*	Matrix Service Co.	43,287	477
*	Green Plains Inc.	53,532	458
*	Oil States International Inc.	95,465	405
	Nabors Industries Ltd.	10,665	395
*	Gulfport Energy Corp.	229,812	347
[1]	US Silica Holdings Inc.	115,911	342
*	SEACOR Holdings Inc.	12,737	341
*	Exterran Corp.	44,520	286
*	CONSOL Energy Inc.	40,819	278
*	Dorian LPG Ltd.	33,324	274
*	REX American Resources Corp.	4,587	269
*	RPC Inc.	81,554	259
*	Laredo Petroleum Inc.	287,838	244
*,1	Oasis Petroleum Inc.	460,405	212
*,1	Callon Petroleum Co.	292,601	196
	QEP Resources Inc.	202,242	173
*,1	Denbury Resources Inc.	775,965	165
*	Era Group Inc. Class A	31,237	156
*	Newpark Resources Inc.	68,727	139
*,1	Valaris plc Class A	313,549	105
*	TETRA Technologies Inc.	196,289	65
*	HighPoint Resources Corp.	178,479	43
*,1	Noble Corp. plc	4,460	1
			24,062
Financials (21.4%)
	Old National Bancorp	269,560	3,663
	American Equity Investment Life Holding Co.	144,405	3,132
	Simmons First National Corp. Class A	180,744	3,100
*	Green Dot Corp. Class A	75,165	2,870
	Columbia Banking System Inc.	114,386	2,786
	Horace Mann Educators Corp.	65,380	2,388
	Glacier Bancorp Inc.	55,766	2,297
	First Midwest Bancorp Inc.	174,531	2,278
	CVB Financial Corp.	109,780	2,142
	Banner Corp.	55,987	2,103
	Community Bank System Inc.	35,274	2,096
	First Financial Bancorp	157,640	2,095

		Shares	Market Value ($000)
	Pacific Premier Bancorp Inc.	94,240	2,037
	Hope Bancorp Inc.	201,197	1,910
	Northwest Bancshares Inc.	187,621	1,869
	Apollo Commercial Real Estate Finance Inc.	226,995	1,868
	Eagle Bancorp Inc.	53,206	1,722
	Cadence Bancorp Class A	202,918	1,638
	Employers Holdings Inc.	50,412	1,507
	Waddell & Reed Financial Inc. Class A	111,418	1,453
	Southside Bancshares Inc.	50,290	1,418
*	Encore Capital Group Inc.	43,854	1,393
	Ameris Bancorp	57,062	1,383
	S&T Bancorp Inc.	61,026	1,357
	Independent Bank Corp.	19,069	1,325
*	INTL. FCStone Inc.	25,844	1,318
*	PRA Group Inc.	38,192	1,303
	Great Western Bancorp Inc.	89,140	1,269
	Provident Financial Services Inc.	95,160	1,240
[2]	FGL Holdings	154,095	1,214
	New York Mortgage Trust Inc.	578,435	1,203
	ProAssurance Corp.	85,168	1,175
	Westamerica Bancorp	19,728	1,164
	Stewart Information Services Corp.	37,619	1,159
	Heritage Financial Corp.	58,036	1,103
	NBT Bancorp Inc.	34,015	1,065
	First Bancorp	182,801	1,000
	OFG Bancorp	81,471	990
	AMERISAFE Inc.	15,928	978
*	Ambac Financial Group Inc.	72,265	970
	Redwood Trust Inc.	178,406	955
*	Third Point Reinsurance Ltd.	127,170	939
	HomeStreet Inc.	38,761	923
	Safety Insurance Group Inc.	12,067	920
	Boston Private Financial Holdings Inc.	132,083	907
	United Fire Group Inc.	33,728	905
	Piper Sandler Cos.	14,515	866
	Universal Insurance Holdings Inc.	48,505	866
	Banc of California Inc.	71,123	779
	Allegiance Bancshares Inc.	30,283	776
*	Seacoast Banking Corp. of Florida	35,193	765
	Capstead Mortgage Corp.	149,639	757
	Berkshire Hills Bancorp Inc.	68,109	737
	United Community Banks Inc.	37,669	736
[1]	Invesco Mortgage Capital Inc.	255,163	707
	Dime Community Bancshares Inc.	48,779	704
	Flagstar Bancorp Inc.	22,950	672
	Opus Bank	34,135	665
	Brookline Bancorp Inc.	71,014	660
	Veritex Holdings Inc.	37,383	655
	James River Group Holdings Ltd.	16,905	654
	City Holding Co.	10,367	652
*	Axos Financial Inc.	28,713	626
	KKR Real Estate Finance Trust Inc.	38,177	618
*	World Acceptance Corp.	8,793	585
	First Commonwealth Financial Corp.	68,397	560
	WisdomTree Investments Inc.	187,385	560
	Tompkins Financial Corp.	8,522	548
	Franklin Financial Network Inc.	21,171	522
*	Customers Bancorp Inc.	45,778	508

		Shares	Market Value ($000)
	TrustCo Bank Corp.	73,518	463
	HCI Group Inc.	10,206	458
	ARMOUR Residential REIT Inc.	57,911	453
	Hanmi Financial Corp.	49,163	444
*	EZCORP Inc. Class A	83,689	432
*	Blucora Inc.	34,103	414
*	Donnelley Financial Solutions Inc.	49,660	405
	Northfield Bancorp Inc.	36,503	399
	National Bank Holdings Corp. Class A	13,771	362
	Ready Capital Corp.	58,942	346
	Central Pacific Financial Corp.	21,054	339
*	Triumph Bancorp Inc.	11,061	272
	United Insurance Holdings Corp.	32,777	257
	Greenhill & Co. Inc.	12,986	129
			95,881
Health Care (12.0%)
*	Integer Holdings Corp.	51,809	4,102
*	Merit Medical Systems Inc.	87,524	3,938
*	Magellan Health Inc.	34,560	2,592
*	Covetrus Inc.	154,845	2,366
*	Emergent BioSolutions Inc.	27,151	2,267
*	Momenta Pharmaceuticals Inc.	70,246	2,211
*	Neogen Corp.	29,950	2,133
	Luminex Corp.	66,469	2,071
*	HMS Holdings Corp.	62,787	1,961
*	Myriad Genetics Inc.	118,103	1,716
*	Omnicell Inc.	24,577	1,644
*	AMN Healthcare Services Inc.	34,043	1,510
*	Providence Service Corp.	18,209	1,466
*	OraSure Technologies Inc.	97,803	1,422
	Ensign Group Inc.	31,013	1,356
*	Select Medical Holdings Corp.	81,795	1,320
*	Endo International plc	319,800	1,234
*	Meridian Bioscience Inc.	67,835	1,049
*	Xencor Inc.	33,656	1,018
*	Tabula Rasa HealthCare Inc.	19,006	1,016
*	Pacira BioSciences Inc.	21,199	932
*	Supernus Pharmaceuticals Inc.	36,686	885
*	Cytokinetics Inc.	42,307	876
	Phibro Animal Health Corp. Class A	32,102	841
	Owens & Minor Inc.	99,982	793
*	Tivity Health Inc.	68,556	730
*	Tactile Systems Technology Inc.	13,834	670
	Mesa Laboratories Inc.	2,475	654
*	AngioDynamics Inc.	59,783	610
*	CryoLife Inc.	26,684	607
*	Orthofix Medical Inc.	16,872	575
*	Natus Medical Inc.	25,330	542
*	Amphastar Pharmaceuticals Inc.	26,713	498
*	Heska Corp.	5,499	484
*	Varex Imaging Corp.	24,263	455
*	Coherus Biosciences Inc.	24,334	454
	Computer Programs & Systems Inc.	19,894	440
*	Vanda Pharmaceuticals Inc.	36,541	428
*	Inogen Inc.	11,019	419
*,1	AMAG Pharmaceuticals Inc.	54,014	416
*	Lannett Co. Inc.	53,025	406
*	Lantheus Holdings Inc.	28,173	387

		Shares	Market Value ($000)
*	NextGen Healthcare Inc.	35,214	363
*	Cross Country Healthcare Inc.	58,817	357
*	Surmodics Inc.	9,636	356
	Invacare Corp.	53,157	327
*	HealthStream Inc.	13,764	314
*	Spectrum Pharmaceuticals Inc.	103,586	305
*	Progenics Pharmaceuticals Inc.	70,846	301
			53,817
Industrials (15.2%)
	ABM Industries Inc.	105,304	3,236
	Hillenbrand Inc.	117,447	3,023
	Arcosa Inc.	76,783	2,931
	Korn Ferry	87,776	2,656
	SkyWest Inc.	79,887	2,562
*	Hub Group Inc. Class A	52,945	2,476
	Matson Inc.	68,020	1,943
*	Proto Labs Inc.	15,271	1,929
	Kaman Corp.	44,171	1,767
*	Atlas Air Worldwide Holdings Inc.	41,012	1,602
	Applied Industrial Technologies Inc.	26,365	1,529
	Astec Industries Inc.	35,736	1,518
	EnPro Industries Inc.	32,936	1,485
	Moog Inc. Class A	26,080	1,416
	AZZ Inc.	41,458	1,313
	Granite Construction Inc.	74,074	1,304
	Brady Corp. Class A	25,269	1,292
*	PGT Innovations Inc.	92,668	1,261
*	Meritor Inc.	53,967	1,100
	Greenbrier Cos. Inc.	51,738	1,098
	Barnes Group Inc.	28,734	1,086
	Mobile Mini Inc.	33,612	1,077
	Hawaiian Holdings Inc.	73,971	1,067
	AAR Corp.	52,187	1,053
	Standex International Corp.	19,772	1,046
	Matthews International Corp. Class A	49,684	1,028
	Cubic Corp.	24,327	1,002
*	AeroVironment Inc.	14,054	995
*	TrueBlue Inc.	61,855	956
*	Chart Industries Inc.	23,310	915
	ArcBest Corp.	40,500	907
*	Echo Global Logistics Inc.	43,341	897
	Lindsay Corp.	9,440	887
	Heartland Express Inc.	39,389	863
	Enerpac Tool Group Corp. Class A	46,209	827
	Mueller Industries Inc.	30,780	824
	Wabash National Corp.	85,536	817
	Kelly Services Inc. Class A	52,452	786
*	Sunrun Inc.	44,603	745
*	Aegion Corp. Class A	48,615	730
*	Harsco Corp.	64,823	723
	National Presto Industries Inc.	8,009	721
	US Ecology Inc.	21,002	707
	Heidrick & Struggles International Inc.	30,494	676
	Comfort Systems USA Inc.	17,991	666
	Marten Transport Ltd.	25,818	661
	Encore Wire Corp.	13,604	657
*	Gibraltar Industries Inc.	14,886	655
	Quanex Building Products Corp.	52,489	651

		Shares	Market Value ($000)
	Pitney Bowes Inc.	270,228	640
*	GMS Inc.	30,005	615
	Resources Connection Inc.	47,640	524
	Insteel Industries Inc.	29,047	513
*	DXP Enterprises Inc.	25,512	450
	Apogee Enterprises Inc.	21,130	436
*	MYR Group Inc.	13,916	401
	Powell Industries Inc.	14,052	374
	Park Aerospace Corp.	30,746	373
*	Lydall Inc.	27,680	299
	Interface Inc. Class A	32,256	274
*	Veritiv Corp.	20,212	252
*	Team Inc.	48,229	238
	Viad Corp.	12,825	235
*	Forrester Research Inc.	7,362	231
*	Foundation Building Materials Inc.	13,355	178
[1]	Briggs & Stratton Corp.	67,538	111
	Titan International Inc.	79,885	98
			68,308
Information Technology (7.8%)
*	Anixter International Inc.	47,685	4,564
*	Sanmina Corp.	110,984	2,953
*	TTM Technologies Inc.	155,474	1,799
*	Insight Enterprises Inc.	27,792	1,425
*	Rambus Inc.	83,132	1,292
*	Bottomline Technologies DE Inc.	25,362	1,283
*	Photronics Inc.	106,513	1,277
*	NETGEAR Inc.	47,814	1,230
	Kulicke & Soffa Industries Inc.	50,266	1,124
*	Onto Innovation Inc.	35,019	1,088
	Badger Meter Inc.	17,084	1,045
*	ScanSource Inc.	40,082	988
*	MaxLinear Inc. Class A	56,852	985
*	Unisys Corp.	82,181	934
	ADTRAN Inc.	75,973	866
*	ePlus Inc.	11,580	854
*	Sykes Enterprises Inc.	28,795	785
*	FARO Technologies Inc.	13,560	763
*	MicroStrategy Inc. Class A	5,748	716
	Plantronics Inc.	51,914	676
*	Axcelis Technologies Inc.	24,698	663
	Benchmark Electronics Inc.	29,268	620
*	Knowles Corp.	38,124	573
	Methode Electronics Inc.	18,180	570
*	SMART Global Holdings Inc.	20,823	558
*	CEVA Inc.	16,072	554
	Cohu Inc.	35,937	541
	CTS Corp.	23,705	506
	MTS Systems Corp.	28,191	496
*	Cardtronics plc Class A	19,577	474
	PC Connection Inc.	10,166	440
*	CalAmp Corp.	53,903	415
*	DSP Group Inc.	19,227	347
*	PDF Solutions Inc.	16,283	278
*	Applied Optoelectronics Inc.	30,229	267
	Ebix Inc.	11,271	253
	Daktronics Inc.	59,047	250
	Bel Fuse Inc. Class B	15,997	150

		Shares	Market Value ($000)
*	Arlo Technologies Inc.	58,973	130
	TiVo Corp.	2,266	14
			34,746
Materials (6.3%)
	Quaker Chemical Corp.	20,528	3,507
	Boise Cascade Co.	61,855	2,105
*	GCP Applied Technologies Inc.	85,201	1,716
*	Ferro Corp.	129,930	1,562
*	Livent Corp.	231,364	1,559
	Cleveland-Cliffs Inc.	276,652	1,444
	Stepan Co.	14,286	1,388
	HB Fuller Co.	34,759	1,308
	Trinseo SA	62,090	1,278
	Warrior Met Coal Inc.	81,032	1,141
*	Arconic Corp.	76,969	1,114
	PH Glatfelter Co.	70,029	1,079
*	Kraton Corp.	50,326	768
	Myers Industries Inc.	56,414	768
*	Clearwater Paper Corp.	26,144	757
	Materion Corp.	14,272	749
	Neenah Inc.	14,364	726
	Kaiser Aluminum Corp.	9,297	667
	Hawkins Inc.	15,018	644
	FutureFuel Corp.	40,886	535
*	US Concrete Inc.	25,202	526
*	AdvanSix Inc.	44,206	523
*	Century Aluminum Co.	79,322	473
	SunCoke Energy Inc.	137,249	468
	American Vanguard Corp.	19,731	263
	Tredegar Corp.	16,314	250
	Haynes International Inc.	10,705	244
	Mercer International Inc.	29,768	240
*	TimkenSteel Corp.	63,693	223
	Rayonier Advanced Materials Inc.	79,911	173
	Olympic Steel Inc.	14,399	159
*	LSB Industries Inc.	8,227	9
			28,366
Real Estate (8.5%)
	Uniti Group Inc.	306,602	2,530
	Global Net Lease Inc.	141,700	1,988
	Lexington Realty Trust	200,670	1,951
	Industrial Logistics Properties Trust	103,344	1,938
	Office Properties Income Trust	76,507	1,935
	DiamondRock Hospitality Co.	317,805	1,904
	Xenia Hotels & Resorts Inc.	178,443	1,606
	Washington REIT	66,405	1,456
	CareTrust REIT Inc.	77,261	1,439
	Diversified Healthcare Trust	374,529	1,341
	Easterly Government Properties Inc.	51,705	1,296
	iStar Inc.	118,579	1,296
	Kite Realty Group Trust	133,107	1,291
	National Storage Affiliates Trust	40,462	1,214
	Realogy Holdings Corp.	181,228	1,098
	LTC Properties Inc.	29,645	1,091
	Summit Hotel Properties Inc.	166,917	1,043
	Four Corners Property Trust Inc.	44,878	970
	Franklin Street Properties Corp.	170,329	910

			Shares	Market Value ($000)
[1]		Tanger Factory Outlet Centers Inc.	147,328	906
		American Assets Trust Inc.	30,483	798
		Retail Opportunity Investments Corp.	82,537	775
		RPT Realty	127,715	737
		Acadia Realty Trust	62,174	729
		Alexander & Baldwin Inc.	61,540	702
		Getty Realty Corp.	25,414	677
		Independence Realty Trust Inc.	62,011	613
		Chatham Lodging Trust	74,515	503
*		Marcus & Millichap Inc.	18,193	502
		Armada Hoffler Properties Inc.	49,004	422
		Whitestone REIT	64,599	397
		Investors Real Estate Trust	4,035	286
		Hersha Hospitality Trust Class A	56,585	285
		NexPoint Residential Trust Inc.	8,844	283
		Saul Centers Inc.	7,983	243
		RE/MAX Holdings Inc. Class A	8,139	228
		Urstadt Biddle Properties Inc. Class A	17,465	223
[1]		Washington Prime Group Inc.	295,562	189
[1]		Pennsylvania REIT	94,943	107
		Cedar Realty Trust Inc.	136,266	102
*		CBL & Associates Properties Inc.	277,465	83
				38,087
Utilities (2.3%)
		Avista Corp.	105,705	4,140
		El Paso Electric Co.	27,167	1,847
		Northwest Natural Holding Co.	24,113	1,546
		South Jersey Industries Inc.	49,786	1,412
		California Water Service Group	25,196	1,184
				10,129
Total Common Stocks (Cost $568,228)				448,688
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[3,4]	Vanguard Market Liquidity Fund	0.307%	121,085	12,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[5]	United States Treasury Bill	0.215%	9/15/20	52	52
Total Temporary Cash Investments (Cost $12,158)					12,160
Total Investments (102.8%) (Cost $580,386)					460,848
Other Assets and Liabilities-Net (-2.8%)[4,5]					(12,497)
Net Assets (100.0%)					448,351
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,797,000.
2	The shares and market value of FGL Holdings ("FGL") are adjusted by 53,043 shares and $513,000 to account for the sale on May 29, 2020, of shares of Fidelity National Financial Inc. ("Fidelity") to be received as a result of Fidelity's acquisition of FGL. The Fidelity shares were sold because Fidelity is not part of the benchmark index. The sale was settled on June 5, 2020, after receipt of the Fidelity shares. The market value includes the residual cash entitlement of $11.22 per share of FGL.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $11,816,000 was received for securities on loan.
5	Securities with a value of $52,000 and cash of $11,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	17	1,184	44

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	448,688	—	—	448,688
Temporary Cash Investments	12,108	52	—	12,160
Total	460,796	52	—	460,848

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Represents variation margin on the last day of the reporting period.